Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
1
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 99.6%
Communication Services - 8.4%
26,000 Alphabet, Inc., Class C
(a)
$ 3,664,180
140,000 Warner Bros Discovery, Inc.
(a)
1,593,200
5,257,380
Consumer Discretionary - 3.5%
12,000 Hilton Worldwide Holdings, Inc. 2,185,080
Energy - 3.0%
70,000 Enterprise Products Partners LP 1,844,500
Financials - 43.5%
51,000 Apollo Global Management, Inc. 4,752,690
13,000 Arthur J Gallagher & Co. 2,923,440
37,000 Blackstone, Inc., Class A 4,844,040
6,000 Credit Acceptance Corp.
(a)
3,196,380
12,000 Enstar Group, Ltd.
(a)
3,532,200
23,000 Fiserv, Inc.
(a)
3,055,320
8,000 JPMorgan Chase & Co. 1,360,800
2,700 Mastercard, Inc., Class A 1,151,577
35,000 The Charles Schwab Corp. 2,408,000
27,224,447
Health Care - 14.5%
11,000 Abbott Laboratories 1,210,770
45,000 Fortrea Holdings, Inc.
(a)
1,570,500
9,000 Laboratory Corp. of America
Holdings 2,045,610
80,000 RadNet, Inc.
(a)
2,781,600
4,500 Waters Corp.
(a)
1,481,535
9,090,015
Industrials - 14.0%
43,000 Ashtead Group PLC 3,031,500
11,000 Ferguson PLC 2,123,770
30,000 Rush Enterprises, Inc., Class A 1,509,000
70,000 Zurn Elkay Water Solutions Corp. 2,058,700
8,722,970
Information Technology - 8.6%
16,000 CoStar Group, Inc.
(a)
1,398,240
10,500 Microsoft Corp. 3,948,420
5,346,660
Materials - 2.2%
4,500 The Sherwin-Williams Co. 1,403,550
Real Estate - 1.9%
130,000 Tricon Residential, Inc. 1,183,000
Total Common Stock (Cost $33,423,926) 62,257,602
Shares Security Description Value
Money Market Fund - 0.4%
266,732 First American
Government Obligations
Fund, Class X, 5.30%
(b)
(Cost $266,732) $ 266,732
Investments, at value - 100.0% (Cost $33,690,658) $ 62,524,334
Other Assets & Liabilities, Net - 0.0% 12,112
Net Assets - 100.0% $ 62,536,446
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2023.

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
2
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 62,524,334
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 62,524,334